Annual Fund Operating Expenses - Tweedy, Browne Insider + Value ETF	Jan. 16, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
Tweedy, Browne Insider + Value ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%	[1]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.80%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including business development companies, closed-end funds, money market funds and exchange-traded funds.
[2]	The RBB Fund Trust (the “Trust”) and Tweedy, Browne Company LLC (the “Adviser”), have entered into an expense limitation agreement under which the Adviser has agreed to reimburse Fund expenses to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) through the period ending December 31, 2027 do not exceed 0.80% of the Fund’s average daily net assets. The expense limitation agreement may not be terminated without the approval of the Board of Trustees of the Trust, and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Adviser.